Accumulated Other Comprehensive Income (Loss) - Schedule of Reclassification Out of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net sales	$ 26,168	$ 23,669	$ 24,677
Cost of goods sold	21,621	19,539	20,357
Other, net	738	1,148	625
Interest expense	942	1,028	1,106
Income tax (expense)	(455)	(298)	(360)
Net income (loss)	313	(249)	$ 248
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income (loss)	106	50
Reclassification out of Accumulated Other Comprehensive Income [Member] | Unrealized Gain (Loss) on Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net sales	(6)	(55)
Cost of goods sold	47	4
Other, net	(10)	5
Interest expense		4
Income tax (expense)	2	9
Net income (loss)	33	(33)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Change in Retirement Plans' Funded Status [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of actuarial losses	101	99
Amortization of prior service cost	(2)	(5)
Income tax (expense)	(26)	(11)
Net income (loss)	$ 73	$ 83